CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2023	$ 109.8	$ 5,394.8	$ (5,293.4)	$ 8.4	$ 237.5	$ 347.3
Exercise of share options		2.9		(2.9)
Share-based payment expense	3.3			3.3		3.3
Total transactions with owners	3.3	2.9		0.4		3.3
Income/(loss) for the period	(1,553.4)		(1,553.4)		(3.9)	(1,557.3)
Other comprehensive income/(loss)	1,050.2			1,050.2	(6.7)	1,043.5
Total comprehensive (loss)/income	(503.2)		(1,553.4)	1,050.2	(10.6)	(513.8)
Ending balance, Equity at Mar. 31, 2024	(390.1)	5,397.7	(6,846.8)	1,059.0	226.9	(163.2)
Beginning balance, Equity at Dec. 31, 2024	(454.6)	5,403.1	(6,925.4)	1,067.7	158.8	(295.8)
Exercise of share options		15.3		(15.3)
Share-based payment expense	5.5			5.5		5.5
Total transactions with owners	5.5	15.3		(9.8)		5.5
Income/(loss) for the period	33.1		33.1		(2.4)	30.7
Other comprehensive income/(loss)	63.7			63.7	11.5	75.2
Total comprehensive (loss)/income	96.8		33.1	63.7	9.1	105.9
Ending balance, Equity at Mar. 31, 2025	$ (352.3)	$ 5,418.4	$ (6,892.3)	$ 1,121.6	$ 167.9	$ (184.4)